Janus Henderson Global Life Sciences Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.4%
Biotechnology – 34.2%
4D Molecular Therapeutics Inc*	842,520	$6,318,900
AbbVie Inc	794,492	181,533,477
Alnylam Pharmaceuticals Inc*	45,828	18,223,504
Amgen Inc	351,048	114,901,521
Apogee Therapeutics Inc*	378,258	28,550,914
Arcellx Inc*	204,283	13,319,252
Ardelyx Inc*	3,109,866	18,130,519
Argenx SE (ADR)*	167,389	140,765,780
Ascendis Pharma A/S (ADR)*	375,734	80,121,518
Avidity Biosciences Inc*	733,241	52,888,673
Bridgebio Pharma Inc*	1,477,488	113,013,057
Cogent Biosciences Inc*	408,854	14,522,494
Crinetics Pharmaceuticals Inc*	299,801	13,955,737
Dyne Therapeutics Inc*	2,519,217	49,275,885
Gilead Sciences Inc	478,997	58,792,092
IDEAYA Biosciences Inc*	763,325	26,388,145
Immunome Inc*	368,171	7,908,313
Insmed Inc*	80,434	13,998,733
Janux Therapeutics Inc*	719,025	9,922,545
LEXEO Therapeutics Inc*	632,552	6,281,241
Madrigal Pharmaceuticals Inc*	131,174	76,387,867
Mirum Pharmaceuticals Inc*	682,692	53,925,841
Neurocrine Biosciences Inc*	138,796	19,685,437
Nuvalent Inc - Class A*	186,488	18,758,828
Olema Pharmaceuticals Inc*	666,913	16,672,825
Praxis Precision Medicines Inc*	433,759	127,846,128
Protagonist Therapeutics Inc*	159,730	13,950,818
PTC Therapeutics Inc*	764,689	58,085,776
Regeneron Pharmaceuticals Inc	23,929	18,470,077
Revolution Medicines Inc*	1,294,495	103,106,527
Rhythm Pharmaceuticals Inc*	191,235	20,469,794
Scholar Rock Holding Corp*	340,484	14,998,320
Soleno Therapeutics Inc*	1,001,983	46,391,813
Travere Therapeutics Inc*	1,437,191	54,915,068
United Therapeutics Corp*	106,924	52,098,719
Vaxcyte Inc*	973,715	44,927,210
Vertex Pharmaceuticals Inc*	240,492	109,029,453
Xenon Pharmaceuticals Inc*	312,636	14,012,346
		1,832,545,147
Health Care Equipment & Supplies – 17.1%
Abbott Laboratories	1,130,599	141,652,749
Becton Dickinson and Co	166,928	32,395,717
Boston Scientific Corp*	1,318,073	125,678,261
Cooper Cos Inc/The*	321,068	26,314,733
DexCom Inc*	423,924	28,135,836
Edwards Lifesciences Corp*	462,871	39,459,753
Glaukos Corp*	219,939	24,833,312
Globus Medical Inc*	753,721	65,807,380
Inspire Medical Systems Inc*	144,942	13,368,001
Insulet Corp*	36,426	10,353,726
Intuitive Surgical Inc*	217,842	123,376,995
Lantheus Holdings Inc*	525,258	34,955,920
Medline Inc - Class A*,#	879,124	36,923,208
Medtronic PLC	644,860	61,945,252
Penumbra Inc*	100,121	31,128,620
STERIS PLC	81,625	20,693,570
Stryker Corp	249,313	87,626,040
Teleflex Inc	101,052	12,332,386
		916,981,459
Health Care Providers & Services – 10.8%
AmerisourceBergen Corp	161,927	54,690,844
Anthem Inc	168,990	59,239,445
Centene Corp*	339,642	13,976,268
CVS Health Corp	1,021,515	81,067,430

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
HCA Healthcare Inc	224,626	$104,868,894
Humana Inc	52,553	13,460,400
McKesson Corp	83,343	68,365,430
UnitedHealth Group Inc	557,669	184,092,114
		579,760,825
Life Sciences Tools & Services – 4.7%
Danaher Corp	415,394	95,091,994
Illumina Inc*	101,851	13,358,777
Sotera Health Co*	1,054,251	18,596,988
Thermo Fisher Scientific Inc	212,153	122,932,056
		249,979,815
Pharmaceuticals – 31.2%
AstraZeneca PLC	1,240,485	228,446,409
Avadel Pharmaceuticals PLC*	476,744	10,273,833
Daiichi Sankyo Co Ltd	1,647,700	35,096,624
Edgewise Therapeutics Inc*	617,627	15,326,414
Eli Lilly & Co	481,268	517,209,094
Johnson & Johnson	1,444,532	298,945,897
Novartis AG (ADR)	971,981	134,007,021
Roche Holding AG	275,465	113,869,639
Sanofi	1,261,100	122,338,851
Structure Therapeutics Inc (ADR)*	574,288	39,941,730
Tarsus Pharmaceuticals Inc*	275,745	22,578,001
Terns Pharmaceuticals Inc*	339,533	13,717,133
Teva Pharmaceutical Industries Ltd (ADR)*	2,045,096	63,827,446
UCB SA	131,102	36,563,545
Zoetis Inc	134,911	16,974,502
		1,669,116,139
Software – 0.4%
HeartFlow Inc*,§	145,275	4,234,766
HeartFlow Inc - Series F*,§	662,334	19,307,036
		23,541,802
Total Common Stocks (cost $2,935,728,612)		5,271,925,187
Private Placements – 0.7%
Biotechnology – 0.4%
Asher Biotherapeutics - Series C*,¢,§	2,580,733	809,963
Asher Biotherapeutics Inc*,¢,§	1,214,301	381,109
Attralus Inc*,¢,§	669,935	415,360
Curevo Inc*,¢,§	2,031,087	5,330,344
Curevo Inc - Series B*,¢,§	1,348,208	3,538,210
Curevo Inc - Series B-1*,¢,§	886,774	2,327,232
Element Biosciences Inc*,¢,§	425,023	2,461,308
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	3,021,666
TwinStrand Biosciences Inc¢,§	344,314	1,380,527
		19,665,719
Health Care Providers & Services – 0%
Freenome Holdings Inc - Series C*,¢,§	337,474	997,911
Freenome Holdings Inc - Series D*,¢,§	342,803	1,016,205
		2,014,116
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	13,234,820	12,237,311
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	3,096,919
Magnolia Medical Technologies Inc - Series E1*,¢,§	301,933	411,790
		15,746,020
Total Private Placements (cost $54,208,128)		37,425,855
Rights – 0%
Biotechnology – 0%
Akero Therapeutics Inc (CVR)*,¢	569,281	370,032
Metsera Inc (CVR)*,¢	390,971	1,915,758
Total Rights (cost $370,032)		2,285,790
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§ (cost $0)	1	0
Investment Companies – 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $40,181,079)	40,171,471	40,183,522

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	18,730,800	$18,730,800
Time Deposits – 0.1%
Royal Bank of Canada, 3.7000%, 1/2/26	$4,682,700	4,682,700
Total Investments Purchased with Cash Collateral from Securities Lending (cost $23,413,500)		23,413,500
Total Investments (total cost $3,053,901,351) – 100.3%		5,375,233,854
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(15,327,911)
Net Assets – 100%		$5,359,905,943

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,402,094,268	81.9%
Switzerland	247,876,660	4.6
United Kingdom	228,446,409	4.2
Belgium	177,329,325	3.3
France	122,338,851	2.3
Denmark	80,121,518	1.5
Israel	63,827,446	1.2
Japan	35,096,624	0.7
Canada	12,237,311	0.2
South Korea	5,865,442	0.1
Total	$5,375,233,854	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	$30,062,294	$215,951,721	$(205,835,791)	$2,855	$2,443	$40,183,522	40,171,471	$328,336
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	11,307,042	31,284,456	(23,860,698)	-	-	18,730,800	18,730,800	1,214 ∆
Total Affiliated Investments - 1.1%
	$41,369,336	$247,236,177	$(229,696,489)	$2,855	$2,443	$58,914,322	58,902,271	$329,550

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $39,711,645, which represents 0.7% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of December 31, 2025)

	Acquisition Date	Lock-up Agreement Expiration Date	Cost	Value	Value as a % of Net Assets
Asher Biotherapeutics - Series C	4/3/24		$2,999,999	$809,963	0.0%
Asher Biotherapeutics Inc	8/23/21		2,438,924	381,109	0.0
Attralus Inc	8/31/21		5,198,696	415,360	0.0
Curevo Inc	11/10/22		5,330,344	5,330,344	0.1
Curevo Inc - Series B	3/6/25 - 10/28/25		3,538,210	3,538,210	0.1
Curevo Inc - Series B-1	2/28/25		1,861,786	2,327,232	0.0
Element Biosciences Inc	6/21/21		8,737,070	2,461,308	0.1
Freenome Holdings Inc - Series C	8/14/20		2,231,817	997,911	0.0
Freenome Holdings Inc - Series D	11/22/21		2,585,523	1,016,205	0.0
HeartFlow Inc	6/9/25 - 9/10/25	2/3/26	2,160,000	4,234,766	0.1
HeartFlow Inc - Series F	3/24/23	2/3/26	5,512,910	19,307,036	0.3
Kardium Inc - Series 8 Class D Preferred shares	6/6/25		8,566,105	12,237,311	0.2
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22		0	0	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22		3,092,692	3,096,919	0.1
Magnolia Medical Technologies Inc - Series E1	2/26/25		411,790	411,790	0.0
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22		4,465,171	3,021,666	0.1
TwinStrand Biosciences Inc	4/30/21		2,750,001	1,380,527	0.0
Total			$61,881,038	$60,967,657	1.1%
The Fund has registration rights for certain restricted securities held as of December 31, 2025. The issuer incurs all registration costs. As of December 31, 2025, the fair value of equity securities subject to a contractual sale restriction is $23,541,802, which represents 0.4% of net assets. Lock-up agreements last for 180 days, with the last one ending on
February 3, 2026. A lapse in the restriction may occur if the company decides to waive or modify the lock up agreement.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$1,132,801,071	$536,315,068	$-
All Other	3,602,809,048	-	-
Private Placements	-	-	37,425,855
Rights	-	-	2,285,790
Warrants	-	-	0
Investment Companies	-	40,183,522	-
Investments Purchased with Cash Collateral from Securities Lending	-	23,413,500	-
Total Assets	$4,735,610,119	$599,912,090	$39,711,645

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70226 02-26